ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES	12 Months Ended
Dec. 31, 2021
ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES
ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES

12. ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES

	As of December 31,
	2020	2021
	RMB	RMB
Accrued payroll and welfare	38,797	41,948
Deferred revenue	51,780	87,980
Product warranty	32,782	24,858
Current operating lease liabilities	48,120	50,092
Accrued expenses	14,979	22,803
Reverse factoring	—	39,195
Other tax payable	7,329	23,541
Government subsidies	26,158	3,129
Other current liabilities	32,330	22,537
Total	252,275	316,083

12. ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES - CONTINUED

Product warranty activities were as follows:

RMB
Balance as of January 1, 2019	55,599
Provided during the year	80,048
Utilized during the year	(86,120)
Balance as of December 31, 2019	49,527
Provided during the year	74,742
Utilized during the year	(91,487)
Balance as of December 31, 2020	32,782
Provided during the year	63,540
Utilized during the year	(71,464)
Balance as of December 31, 2021	24,858

The warranty costs recorded in cost of revenues were RMB80,048, RMB74,742 and RMB63,540 during the years ended December 31, 2019, 2020 and 2021, respectively.